Net income per share (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	9 Months Ended
	Sep. 30, 2019 CNY (¥) ¥ / shares shares	Sep. 30, 2019 USD ($) $ / shares shares	Sep. 30, 2018 CNY (¥) ¥ / shares shares
Numerator:
Net income attributable to ordinary shareholders	¥ 8,550,201	$ 1,196,218	¥ 2,313,093
Denominator:
Weighted average number of shares - basic	2,909,097,086	2,909,097,086	2,872,165,698
Adjustments for dilutive options and RSUs	53,911,759	53,911,759	73,065,301
Weighted average number of shares - diluted	2,963,008,845	2,963,008,845	2,945,230,999
Basic net income per share attributable to ordinary shareholders | (per share)	¥ 2.94	$ 0.41	¥ 0.81
Diluted net income per share attributable to ordinary shareholders | (per share)	¥ 2.89	$ 0.40	¥ 0.79